Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Netting recognized on the balance sheet
Gross assets before netting	$ 443.2	$ 327.2
Netting with gross liabilities	(108.6)	(90.4)
Net assets recognized on the balance sheet	334.6	236.8
Netting potential not recognized on the balance sheet
Financial liabilities	(166.2)	(136.3)
Collateral received	(147.4)	(84.1)
Assets after consideration of netting potential	21.0	16.4
Assets not subject to netting arrangements
Assets recognized on the balance sheet	94.6	76.0
Total assets
Total assets, after consideration of further netting potential	115.6	92.3
Total assets recognized on the balance sheet	429.2	312.8
Receivables from securities financing transactions measured at amortized cost
Netting recognized on the balance sheet
Gross assets before netting	93.7	60.8
Netting with gross liabilities	(12.7)	(11.1)
Net assets recognized on the balance sheet	80.9	49.6
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(3.0)
Collateral received	(79.2)	(46.4)
Assets after consideration of netting potential	0.3	0.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	18.1	18.2
Total assets
Total assets, after consideration of further netting potential	18.4	18.5
Total assets recognized on the balance sheet	99.0	67.8
Derivatives [Member]
Netting recognized on the balance sheet
Gross assets before netting	172.4	147.4
Netting with gross liabilities	(3.3)	(2.5)
Net assets recognized on the balance sheet	169.1	144.9
Netting potential not recognized on the balance sheet
Financial liabilities	(133.0)	(110.9)
Collateral received	(29.8)	(28.5)
Assets after consideration of netting potential	6.3	5.5
Assets not subject to netting arrangements
Assets recognized on the balance sheet	7.0	5.2
Total assets
Total assets, after consideration of further netting potential	13.3	10.7
Total assets recognized on the balance sheet	176.1	150.1
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	47.3	33.5
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	47.3	33.5
Netting potential not recognized on the balance sheet
Financial liabilities	(29.7)	(20.9)
Collateral received	(3.2)	(1.9)
Assets after consideration of netting potential	14.5	10.6
Assets not subject to netting arrangements
Assets recognized on the balance sheet	2.7	1.5
Total assets
Total assets, after consideration of further netting potential	17.2	12.1
Total assets recognized on the balance sheet	50.1	35.0
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	129.8	85.6
Netting with gross liabilities	(92.6)	(76.8)
Net assets recognized on the balance sheet	37.2	8.7
Netting potential not recognized on the balance sheet
Financial liabilities	(2.0)	(1.5)
Collateral received	(35.3)	(7.3)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	66.7	51.0
Total assets
Total assets, after consideration of further netting potential	66.7	51.0
Total assets recognized on the balance sheet	104.0	59.8
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	128.7	84.4
Netting with gross liabilities	(92.6)	(76.8)
Net assets recognized on the balance sheet	36.1	7.6
Netting potential not recognized on the balance sheet
Financial liabilities	(2.0)	(1.5)
Collateral received	(34.1)	(6.1)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.8	0.1
Total assets
Total assets, after consideration of further netting potential	0.8	0.1
Total assets recognized on the balance sheet	$ 36.9	$ 7.7